Acquisition (Table)	3 Months Ended
Mar. 31, 2013
Acquisition
Summary of the preliminary estimated fair values of the identifiable assets acquired and liabilities assumed

Acquisition Date Fair Value
Current assets	$17,903
Property and equipment	6,465
Goodwill	26,258
Intangible assets	18,614
Total assets acquired	$69,240
Current liabilities	19,116
Other liabilities	8,957
Total liabilities	$28,073
Allocated purchase price	$41,167

Schedule of intangible assets acquired and the related amortization periods
	Estimated useful life	Gross cost
Customer relationships	7 years	$12,074
Non-compete agreements	2 years	2,767
Trade names	4 years	704
Other	3 years	3,069
		$18,614